CONSTRUCTION IN PROGRESS - NET CHANGES IN CAPITALIZED COST OF EXPLORATORY WELLS IN THE E AND P SEGMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	¥ 11,129	¥ 8,961
Dry hole costs written off	7,702	5,928	¥ 5,831
Balance at end of year	12,255	11,129	8,961
Exploration and production
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	11,129	8,961	7,296
Additions, pending the determination of proved reserves	12,666	10,779	8,528
Transferred to oil and gas properties based on the determination of proved reserves	(6,208)	(3,687)	(2,822)
Dry hole costs written off	(5,332)	(4,924)	(4,041)
Balance at end of year	¥ 12,255	¥ 11,129	¥ 8,961